Deconsolidation - Assets and liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Deconsolidation
Cash and cash equivalents	$ 3,687
Accounts receivable, net	472
Shortterm financing receivables, net	8,554
Prepayments and other current assets, net	223
Current assets of discontinued operations	12,936
Non-current restricted cash	685
Longterm financing receivables, net	223
Operating lease right-of-use assets	245
Other non-current assets	75
Non-current assets of discontinued operations	1,228
Accounts payable	561
Tax payable	2,593
Amounts due to related parties	41,496
Accrued expenses and other liabilities	22,176
Operating lease liabilities, current	227
Current liabilities of discontinued operations	67,053
Operating lease liabilities, non-current	164
Other non-current liabilities	563
Non-current liabilities of discontinued operations	$ 727